INCOME TAXES - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current income tax expense (recovery)	$ (2,159)	$ 3,311	$ (3,516)	$ 4,676
Deferred income tax expense (recovery)	181		326	(58)
Provision (recovery) for income taxes	$ (1,978)	$ 3,311	$ (3,190)	$ 4,618